CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accounts receivable, net of allowance for doubtful accounts	$ 1,250	$ 1,773
Accrued expenses and other liabilities	22,695	15,072
Income tax payable	4,209	4,282
Deferred revenue	23,423	17,143
Refundable fees	5,199	4,300
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	500,000,000	480,000,000
Ordinary shares, Issued	142,752,873	135,532,141
Ordinary shares, outstanding	142,752,873	135,532,141
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	21,275	13,361
Income tax payable	3,504	3,661
Deferred revenue	23,319	17,120
Refundable fees	$ 5,199	$ 4,300